                          Allmerica Financial               Semi-Annual Report
-------------------------------------------------------
                                June 30, 2001


                                                      Allmerica Investment Trust

                                                      . Select Investment Grade
                                                        Income Fund

                                                      . Money Market Fund


                                                                      [LOGO]
                                                                     Allmerica
                                                                    FINANCIAL(R)

Table of Contents
--------------------------------------------------------------------------------

A Letter from the Chairman.....................................    1
Select Investment Grade Income Fund............................    2
Money Market Fund..............................................    3

Financials.....................................................  F-1

For information on ordering additional copies of this report, see Client Notices on page F-18.

One or more Funds may not be available under the variable annuity or variable life insurance policy which you have chosen. Inclusion in this report of a Fund which is not available under your policy is not to be considered a solicitation.

                           Intentionally Left Blank

A Letter from the Chairman
--------------------------------------------------------------------------------

[PICTURE]      Dear Client:

               The domestic fixed income market provided a safe haven for investors during the first half of 2001, as equity markets drifted lower throughout the period. Higher energy prices, corporate earnings warnings, declining corporate profits and increasing employee layoffs were in evidence as the U.S. economy continued to decelerate during the first six months of the year. The Federal Reserve Board exercised its authority to stimulate overall economic activity during the period, lowering the Federal Funds Rate six times to 3.75 percent, in an attempt to keep the economy from slipping into recession.

The bond market's response to the Federal Reserve Board action varied as short-term interest rates fell in concert with Federal Reserve Board interest rate cuts. However, long-term interest rates rose, as investors became concerned about possible future inflation and the likelihood of lower federal budget surpluses. The Select Investment Grade Income Fund rose 3.10% during the period, slightly underperforming its benchmark. This was primarily due to a large position in long-term bonds, whose prices fell as long term interest rates increased. But, at a time when stock markets were struggling, the Fund's positive return reinforced the value of portfolio diversification and asset allocation.

The money markets responded as expected to the Federal Reserve Board's interest rate cuts, and returns gradually fell throughout the reporting period. Our Money Market Fund returned 2.63% for the six months ending June 30, 2001, outperforming its benchmark, which returned 2.28%. The Fund's manager took advantage of declining interest rates by holding bonds with a modestly longer average weighted maturity, in order to maintain the higher yields for a longer period of time.

We look forward to serving more of your financial needs through our broad array of insurance and retirement products.

On behalf of the Board of Trustees,

/s/ John F. O'Brien

John F. O'Brien

Chairman of the Board

Allmerica Investment Trust

2

                                             Select Investment Grade Income Fund
--------------------------------------------------------------------------------

   The Select Investment Grade Income Fund returned 3.10% for the first half of 2001, underperforming its benchmark, the Lehman Brothers Aggregate Bond Index, which returned 3.61%.

The Federal Reserve Board cut interest rates six times, bringing the federal funds rate to 3.75% at the end of the period. The bond market response to these cuts varied. Interest rates on 30-year bonds rose because investors were concerned about inflation, and the likelihood of lower federal budget surpluses. Moreover, in spite of layoffs and bankruptcies, consumer confidence rebounded from the first to the second quarter and in April stocks rallied. From an inverted shape at the start of the year, the yield curve, which illustrates the relationship between long and short term interest rates, steepened dramatically to a more normal position where short term rates are now lower than long term interest rates.

The Fund's weak performance compared with its index was mostly a result of holding too many long-term bonds. Despite the Federal Reserve's lowering of interest rates, long term bond rates increased and their prices subsequently decreased. Offsetting this, the Fund benefited from more holdings, relative to the index, of corporate bonds, whose prices went up as interest rates declined and the economic outlook started to improve.

Holdings of mortgage-backed and asset-backed securities, the first comprising debt issued by federal mortgage agencies and the second comprising debt of such credit providers as banks and credit card companies, performed better than Treasuries of similar durations yet the Fund's neutral positioning in these sectors did not affect performance.

Looking ahead, the Fund's Investment Sub-Adviser believes interest rates will have to be cut again if technology and telecommunications companies continue to struggle. The Investment Sub-Adviser anticipates continuing to hold a relatively larger position in corporate bonds and adding more mortgage-backed securities to the portfolio.

Investment Sub-Adviser
Allmerica Asset Management, Inc.

About the Fund

The Fund's objective is to generate a high level of total return which includes capital appreciation as well as income.

                             Portfolio Composition

        As of June 30, 2001, the sector allocation of net assets was:

                                   [GRAPH]

U.S. Government
& Agency Obligations       42%

Corporate Notes & Bonds    27%

U.S. Government Agency
Mortgage-Backed Securities 19%

Asset-Backed &
Mortgage-Backed Securities  8%

Other                       4%

                         Average Annual Total Returns

Period Ending June 30, 2001               1 Year      5 Years        10 Years

Select Investment Grade Income Fund       10.40%       6.92%          7.77%

Lehman Brothers Aggregate Bond Index      11.23%       7.48%          7.87%

Lipper Intermediate Investment
Grade Debt Funds Average                  10.16%       6.58%          7.41%

                   Growth of a $10,000 Investment Since 1991

                                    [GRAPH]

                                        06/30/1991    12/31/1991    12/31/1992   12/31/1993    12/31/1994    12/31/1995   12/31/1996
Select Investment Grade Income Fund        10,000        11,675        12,648      14,014        13,599        16,026       16,595
Lehman Brothers Aggregate Bond Index       10,000        11,597        12,458      13,672        13,274        15,726       16,294

                                                      12/31/1997    12/31/1998   12/31/1999    12/31/2000    06/30/2001

Select Investment Grade Income Fund                     18,164        19,612       19,422        21,424        22,088
Lehman Brothers Aggregate Bond Index                    17,634        19,422       19,263        21,503        22,282


The Select Investment Grade Income Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lehman Brothers Aggregate Bond Index is an unmanaged index of all fixed rate debt issues with an investment grade rating at least one year to maturity and an outstanding par value of at least $25 million. The Lipper Intermediate Investment Grade Debt Funds Average tracks the performance of 291 funds investing in intermediate-term corporate and government debt securities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Money Market Fund
--------------------------------------------------------------------------------

        The AIT Money Market Fund returned 2.63% for the first half of 2001, outperforming its benchmark, the iMoneyNet, Inc.'s Money Funds Report Average:
1st Tier Taxable, which returned 2.28%.

During the period, the Federal Reserve Board lowered interest rates six times, leaving the federal funds rate at 3.75% at the end of June. The spate of disappointing corporate earnings reports, mounting layoffs, declining manufacturing activity, and weak capital spending warned of a possible recession. Despite a rally in the equity markets in April, bonds outperformed stocks for the six-month period: the Lehman Brothers Aggregate Bond Index returned 3.61% vs. the S&P 500 Index return of -6.70%. During the period, the yield curve, which shows the relationship between long and short term interest rates, assumed a more normal position where longer term interest rates are higher than short term interest rates - a reversal of that relationship in January.

During the first quarter, the Fund's Investment Sub-Adviser took advantage of declining interest rates by holding bonds with a modestly longer average weighted maturity. Additionally, short-term debt issued by banks was favored over corporate debt because of tenuous credit ratings, further helping fund performance. During the second quarter, the portfolio maintained its sector allocations and a longer than average weighted maturity in order for the portfolio to be well positioned during interest rate declines.

The Investment Sub-Adviser believes that the Federal Reserve will continue its easing cycle in a more gradual manner as they allow their recent moves to work on improving the economy.

                         Average Annual Total Returns

Period Ending June 30, 2001           1 Year      5 Years       10 Years
Money Market Fund                      6.00%        5.58%         4.99%
Money Funds Report Averages:
1st Tier Taxable                       5.36%        5.02%         4.52%
Lipper Money Market Funds Average      5.26%        4.97%         4.54%

                       Average Yield as of June 30, 2001

Money Market Fund 7-Day Yield                                      4.16%


                   Growth of a $10,000 Investment Since 1991

                                    [GRAPH]


                                                06/30/1991  12/31/1991   12/31/1992  12/31/1993  12/31/1994   12/31/1995  12/31/1996
Money Market Fund                                 10,000      10,780       11,188      11,523      11,937       12,634      13,311
Money Funds Report Averages: 1st Tier Taxable     10,000      10,568       10,919      11,207      11,621       12,253      12,851

                                                06/30/1991  12/31/1997   12/31/1998  12/31/1999  12/31/2000   12/31/2001
Money Market Fund                                 10,000      13,976       14,746      15,512      16,506       16,941
Money Funds Report Averages: 1st Tier Taxable     10,000      13,494       14,164      14,811      15,670       16,027




The Money Market Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time. The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other Government Agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. Past performance is no guarantee of future results. An investor's shares, when redeemed, may be worth more or less than their original cost. iMoneyNet, Inc. is an independent firm that tracks 2a-7 regulated money market funds on a yield, shareholder, asset size and portfolio allocation basis.

The Lipper Money Market Funds Average is the average investment performance of 375 funds within the Money Market category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Investment Sub-Adviser
Allmerica Asset Management, Inc.

About the Fund

Strives to maximize current income for investors while preserving capital and liquidity.

                             Portfolio Composition

As of June 30, 2001, the sector allocation of net assets was:

                              [GRAPH]

Corporate Notes          60%

Commercial Paper         27%

Certificates of Deposit   5%

Investment Company        3%

Municipal                 3%

Other                     2%

                           Intentionally Left Blank

                       SELECT INVESTMENT GRADE INCOME FUND

             PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          Value
 Par Value                                        Moody's Ratings        (Note 2)
------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (e) - 18.6%

              Fannie Mae - 14.0%
$ 7,443,963   6.00%, 03/01/03 - 08/01/29                Aaa          $    7,207,419
 30,474,392   6.50%, 05/01/08 - 12/01/29                Aaa              30,118,489
 15,484,258   7.00%, 08/01/10 - 06/01/30                Aaa              15,647,789
 11,235,248   7.50%, 01/01/07 - 05/01/30                Aaa              11,522,568
  1,406,124   8.00%, 04/01/09 - 04/01/23                Aaa               1,472,106
  4,400,000   8.13%, 08/15/19 (a)                       Aaa               5,477,336
    409,834   8.50%, 07/01/08 - 06/01/30                Aaa                 429,756
  1,035,498   9.00%, 02/01/10 - 11/01/25                Aaa               1,101,205
     39,320  10.00%, 10/01/20 - 12/01/20                Aaa                  42,902
                                                                    --------------
                                                                        73,019,570
                                                                    --------------

             Freddie Mac - 1.0%
     34,624  6.50%, 06/01/04 - 08/01/04                Aaa                  34,723
  3,426,213  7.50%, 12/01/29 - 11/01/30                Aaa               3,498,104
  1,179,178  7.90%, 07/01/16                           Aaa               1,234,406
    179,914  8.75%, 05/01/17                           Aaa                 187,929
    355,672  9.50%, 08/01/19 - 02/01/21                Aaa                 381,164
                                                                    --------------
                                                                         5,336,326
                                                                    --------------
             Ginnie Mae - 3.6%
  2,875,582  6.00%, 09/15/28                           Aaa               2,786,415
  6,735,307  6.50%, 09/15/08 - 02/15/29                Aaa               6,688,867
  7,198,681  7.00%, 05/15/23 - 04/15/28                Aaa               7,290,419
     95,658  8.00%, 08/15/22 - 09/15/26                Aaa                 100,345
  1,166,655  9.00%, 08/15/16 - 12/15/17                Aaa               1,264,105
    340,137  9.50%, 02/15/06                           Aaa                 361,243
                                                                    --------------
                                                                        18,491,394
                                                                    --------------
             Total U.S. Government Agency
             Mortgage-Backed Obligations                                96,847,290
                                                                    --------------
             (Cost $94,993,437)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 42.4%
             Fannie Mae - 15.0%
 19,823,924  6.00%, 05/15/08 - 02/01/29                Aaa              19,503,633
  1,895,000  6.02%, 11/25/10                           Aaa               1,849,550
  5,350,000  6.25%, 02/01/11                           Aaa               5,321,126
 11,536,806  6.50%, 09/01/10 - 10/01/29                Aaa              11,556,278
  4,800,000  7.00%, 12/01/14                           Aaa               4,895,885
 23,847,711  7.00%, 07/15/05 - 12/01/30                Aaa              24,066,454
  1,930,000  7.14%, 05/23/12                           Aaa               2,048,473
  6,014,123  7.50%, 03/01/28 - 12/01/30                Aaa               6,140,248
  2,050,241  8.00%, 10/01/29                           Aaa               2,124,912
    892,405  8.00%, 05/01/30                           Aaa                 922,703
                                                                    --------------
                                                                        78,429,262
                                                                    --------------

             Federal Home Loan Bank - 3.1%
 11,050,000  6.38%, 11/15/02                           Aaa              11,346,891
  2,280,000  6.50%, 11/13/09                           Aaa               2,341,216
  2,000,000  7.63%, 05/14/10                           Aaa               2,205,154
                                                                    --------------
                                                                        15,893,261
                                                                    --------------
             Freddie Mac - 1.8%
  6,000,000  5.25%, 01/15/06                           Aaa               5,936,952
  2,025,000  5.75%, 03/15/09                           Aaa               1,994,700
  1,440,000  7.80%, 09/12/16                           Aaa               1,519,396
                                                                    --------------
                                                                         9,451,048
                                                                    --------------

             Ginnie Mae - 3.8%
  1,546,662  6.50%, 05/20/31                           Aaa               1,524,468
  9,622,969  7.00%, 12/15/27 - 07/01/31                Aaa               9,711,798
  8,505,225  7.50%, 12/15/30                           Aaa               8,728,300
                                                                    --------------
                                                                        19,964,566
                                                                    --------------

             U.S. Treasury Bond - 7.8%
  3,950,000   5.50%, 08/15/28 (a)                      Aaa               3,745,323
  6,295,000   6.25%, 08/15/23 (a)                      Aaa               6,551,842
  4,015,000   7.13%, 02/15/23 (a)                      Aaa               4,602,675
  7,465,000   7.25%, 05/15/16 (a)                      Aaa               8,494,468
  6,640,000   7.63%, 11/15/22 (a)                      Aaa               8,008,179
  3,075,000   8.13%, 05/15/21                          Aaa               3,864,106
  1,750,000   9.25%, 02/15/16 (a)                      Aaa               2,335,891
  2,100,000  11.25%, 02/15/15                          Aaa               3,180,024
                                                                    --------------
                                                                        40,782,508
                                                                    --------------
             U.S. Treasury Note - 10.9%
  3,925,000  5.00%, 02/15/11 (a)                       Aaa               3,808,475
  2,750,000  5.38%, 06/30/03                           Aaa               2,806,474
  5,000,000  5.50%, 05/31/03 (a)                       Aaa               5,109,485
  1,700,000  5.63%, 02/15/06 (a)                       Aaa               1,745,808
 10,000,000  5.88%, 02/15/04 (a)                       Aaa              10,332,790
  2,750,000  6.00%, 08/15/09 (a)                       Aaa               2,859,813
 16,820,000  6.25%, 02/15/03 - 05/15/30 (a)            Aaa              17,655,610
    840,000  6.50%, 02/15/10                           Aaa                 902,409
  5,500,000  6.75%, 05/15/05                           Aaa               5,856,213
  5,000,000  7.50%, 11/15/16 (a)                       Aaa               5,821,565
                                                                    --------------
                                                                        56,898,642
                                                                    --------------
             Total U.S. Government and Agency
             Obligations                                               221,419,287
                                                                    --------------
             (Cost $220,670,252)

CORPORATE NOTES AND BONDS - 27.3%

             Airlines - 0.4%
  1,385,000  Continental Airlines, Inc.
             8.31%, 04/02/18                           A                 1,459,374
    373,713  United Air Lines, Inc.
             9.30%, 03/22/08                           Baa                 404,753
                                                                    --------------
                                                                         1,864,127
                                                                    --------------

             Automotive - 1.2%
  2,360,000  DaimlerChrysler North America
             Holding Corp.
             6.40%, 05/15/06                           A                 2,340,516

     75,000  DaimlerChrysler North America
             Holding Corp.
             7.23%, 01/06/05                           Aaa                  78,125

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
F-1

                       SELECT INVESTMENT GRADE INCOME FUND

        PORTFOLIO OF INVESTMENTS, CONTINUED - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


 $2,300,000  Ford Motor Co.
             7.37%, 07/15/04                           A             $   2,391,643
    755,000  Ford Motor Credit Corp.
             7.88%, 06/15/10                           A                   787,272
    885,000  General Motors Corp.
             7.20%, 01/15/11                           A                   895,564
                                                                    --------------
                                                                         6,493,120
                                                                    --------------
             Banking - 3.5%
  1,900,000  Abbey National, Plc, Yankee Bond
             6.70%, 06/29/49                           Aa                1,801,322
  1,430,000  Captial One Bank   .
             6.88%, 02/01/06                           Baa               1,395,979
  1,000,000  Centura Banks, Inc.
             6.50%, 03/15/09                           A                   956,685
  2,540,000  Firstar Corp.
             7.13%, 12/01/09                           A                 2,595,270
  1,000,000  Mellon Funding Corp.
             6.70%, 03/01/08                           A                 1,009,671
  1,600,000  National Australia Bank
             8.60%, 05/19/10                           A                 1,783,989
  1,090,000  National Westminster Bank
             7.75%, 04/29/49                           Aa                1,131,119
  1,775,000  Providian National Bank
             6.75%, 03/15/02                           Baa               1,804,163
    710,000  Suntrust Banks, Inc.
             7.75%, 05/01/10                           A                   755,859
  1,000,000  U.S. Bancorp
             6.00%, 05/15/04                           A                 1,011,213
  1,750,000  Washington Mutual, Inc.
             6.88%, 05/15/11                           A                 1,743,494
  1,275,000  Wells Fargo Co.
             6.63%, 07/15/04                           Aa                1,321,039
    775,000  Wells Fargo Co.
             6.75%, 06/15/07                           Aa                  793,670
                                                                    --------------
                                                                        18,103,473
                                                                    --------------

             Beverages, Food & Tobacco - 1.4%
  2,175,000  Conagra Foods, Inc.
             7.50%, 09/15/05                           Baa               2,257,348
  2,840,000  PepsiAmericas, Inc.
             5.95%, 02/15/06                           Baa               2,821,560
  2,000,000  Safeway, Inc.
             7.25%, 09/15/04                           Baa               2,080,418
                                                                    --------------
                                                                         7,159,326
                                                                    --------------

             Chemicals - 0.7%
  2,760,000  Crompton Corp.
             8.50%, 03/15/05                           Baa               2,856,525
    925,000  RPM, Inc., Senior Notes
             7.00%, 06/15/05                           Baa                 885,099
                                                                    --------------
                                                                         3,741,624
                                                                    --------------

             Commercial Services - 0.4%
    625,000  Waste Management, Inc.
             6.38%, 12/01/03                           Ba                  626,096
  1,585,000  Waste Management, Inc.
             7.38%, 08/01/10                           Ba                1,590,895
                                                                    --------------
                                                                         2,216,991
                                                                    --------------

             Communications - 0.5%
  1,610,000  AOL Time Warner, Inc. (a)
             7.63%, 04/15/31                           Baa               1,616,197
    750,000  Clear Channel Communications, Inc.
             7.65%, 09/15/10                           Baa                 773,247
                                                                    --------------
                                                                         2,389,444
                                                                    --------------

             Electric Utilities - 1.9%
  2,195,000  Connecticut Light & Power Co.,
             First Mortgage, Series D
             7.88%, 10/01/24                           Baa               2,220,390
  1,135,000  Dominion Resources, Inc.
             7.60%, 07/15/03                           Baa               1,182,308
    915,000  Florida Power & Light
             6.88%, 12/01/05                           Aa                  946,148
  1,000,000  Ohio Edison Co.
             7.38%, 09/15/02                           Baa               1,026,211
  2,535,000  Reliant Energy Resources
             7.75%, 02/15/11                           Baa               2,545,285
  1,100,000  Sithe/Independence Funding Corp.,
             Series A
             9.00%, 12/30/13                           Baa               1,185,635
    580,000  Texas Utilities Co.
             7.38%, 10/01/25                           A                   555,659
    295,000  Texas-New Mexico Power Co., Senior
             Note
             6.25%, 01/15/09                           Baa                 267,262
                                                                    --------------
                                                                         9,928,898
                                                                    --------------

             Electronics - 0.5%
  1,325,000  Raytheon Co.
             6.45%, 08/15/02                           Baa               1,329,645
  1,650,000  Raytheon Co.
             6.75%, 03/15/18                           Baa               1,453,320
                                                                    --------------
                                                                         2,782,965
                                                                    --------------

             Entertainment & Leisure - 0.8%
  1,800,000  Royal Caribbean Cruises, Ltd.
             6.75%, 03/15/08                           Baa               1,607,686
    675,000  Royal Caribbean Cruises, Ltd.,
             Yankee Debenture
             7.50%, 10/15/27                           Baa                 533,677
  2,010,000  Time Warner Cos., Inc.
             7.57%, 02/01/24                           Baa               2,001,860
                                                                    --------------
                                                                         4,143,223
                                                                    --------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
F-2

                       SELECT INVESTMENT GRADE INCOME FUND

        PORTFOLIO OF INVESTMENTS, CONTINUED - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                           Value
  Par Value                                       Moody's Ratings         (Note 2)
------------------------------------------------------------------------------------
             Financial Services - 1.8%
$   200,000  Associates Corp. of North America
             6.50%, 07/15/02                           Aa           $      204,489
  1,620,000  General Electric Capital Corp.
             6.50%, 12/10/07                           Aaa               1,675,398
  1,725,000  General Electric Credit Corp.
             6.27%, 07/23/03                           Aaa               1,774,351
  1,775,000  Goldman Sachs Group, Inc.
             7.50%, 01/28/05                           A                 1,862,518
  2,475,000  Household Finance Corp.
             6.75%, 05/15/11                           A                 2,441,706
  1,200,000  Legg Mason, Inc., Senior Note
             6.50%, 02/15/06                           Baa               1,203,900
                                                                    --------------
                                                                         9,162,362
                                                                    --------------

             Food Retailers - 1.2%
  2,500,000  Albertson's, Inc.
             7.50%, 02/15/11                           Baa               2,530,915
  2,500,000  Delhaize America, Inc. (b)
             9.00%, 04/15/31                           Baa               2,719,363
    800,000  Meyer (Fred), Inc.
             7.45%, 03/01/08                           Baa                 830,489
                                                                    --------------
                                                                         6,080,767
                                                                    --------------

             Forest Products & Paper - 0.4%
    900,000  Chesapeake Corp.
             7.20%, 03/15/05                           Ba                  825,053
  1,500,000  Tennessee Gas Pipeline Co.
             7.50%, 04/01/17                           Baa               1,463,636
                                                                    --------------
                                                                         2,288,689
                                                                    --------------

             Industrial - 0.4%
  2,480,000  Tyco International Group SA
             6.88%, 01/15/29                           Baa               2,314,981
                                                                    --------------

             Insurance - 0.6%
     25,000  American General Corp.
             5.80%, 03/12/02                           A                    25,280
  1,935,000  Axa
             8.60%, 12/15/30                           A                 2,125,657
    935,000  The MONY Group, Inc.
             7.45%, 12/15/05                           Baa                 953,965
                                                                    --------------
                                                                         3,104,902
                                                                    --------------

             Media - Broadcasting &
             Publishing - 1.4%
  1,250,000  Chancellor Media Corp.
             8.00%, 11/01/08                           Ba                1,296,875
  1,785,000  Lenfest Communications, Inc.
             8.38%, 11/01/05                           Baa               1,911,958
  1,250,000  Liberty Media Group
             7.88%, 07/15/09                           Baa               1,198,755
  1,210,000  News America Holdings, Inc.
             7.38%, 10/17/08                           Baa               1,220,284

             Media - Broadcasting &
             Publishing (continued)
    935,000  Viacom, Inc.
             7.70%, 07/30/10                           A                   985,987
    575,000  Westinghouse Electric Corp.,
             Debenture
             8.38%, 06/15/02                           A                   593,997
                                                                    --------------
                                                                         7,207,856
                                                                    --------------

             Metals - 0.5%
  2,500,000  USX Corp.
             9.80%, 07/01/01                           Baa               2,500,000
                                                                    --------------

             Oil & Gas - 2.2%
    400,000  Coastal Corp.
             6.20%, 05/15/04                           Baa                 397,996
  1,200,000  El Paso Energy Corp.
             6.75%, 05/15/09                           Baa               1,154,076
  2,910,000  Enron Corp.
             7.63%, 09/10/04                           Baa               3,021,255
  1,055,000  Enterprise Products
             8.25%, 03/15/05                           Baa               1,102,215
  2,350,000  Pemex Project (b)
             9.13%, 10/13/10                           Baa               2,488,063
  1,950,000  Phillips Petroleum
             8.50%, 05/25/05                           Baa               2,116,101
  1,485,000  Southern Natural Gas Co.
             7.35%, 02/15/31                           Baa               1,434,837
                                                                    --------------
                                                                        11,714,543
                                                                    --------------

             Pharmaceuticals - 1.1%
  2,360,000  American Home Products Corp.
             6.25%, 03/15/06                           A                 2,366,044
  1,590,000  Cardinal Health, Inc.
             6.75%, 02/15/11                           A                 1,607,137
    450,000  Merck & Co., Inc.
             6.40%, 03/01/28                           Aaa                 431,003
  1,500,000  Watson Pharmaceuticals, Inc.,
             Senior Note
             7.13%, 05/15/08                           Ba                1,426,574
                                                                    --------------

                                                                         5,830,758
                                                                    --------------

            Retailers - 0.4%
    800,000  CVS Corp.
             5.50%, 02/15/04                           A                   803,360
  1,250,000  Federated Department Stores (a)
             8.50%, 06/01/10                           Baa               1,363,021
                                                                    --------------
                                                                         2,166,381
                                                                    --------------

             Securities Broker - 1.5%
  2,500,000  Bear Stearns Cos., Inc., Senior
             Note
             6.15%, 03/02/04                           A                 2,521,098
  2,595,000  Goldman Sachs Group, Inc.
             6.88%, 01/15/11                           A                 2,580,452

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
F-3

                       SELECT INVESTMENT GRADE INCOME FUND

        PORTFOLIO OF INVESTMENTS, CONTINUED - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           Value
  Par Value                                       Moody's Ratings         (Note 2)
------------------------------------------------------------------------------------
             Securities Broker (continued)
$ 2,520,000  Morgan Stanley Dean Witter & Co.
             6.75%, 04/15/11                           Aa           $    2,502,526
                                                                    --------------
                                                                         7,604,076
                                                                    --------------

             Telephone Systems - 4.1%
1,300,000    AT & T Corp.
             7.65%, 09/15/06                           Baa               1,284,821
  2,675,000  AT & T Wireless Group (b)
             7.35%, 03/01/06                           Baa               2,717,016
  1,225,000  LCI International, Inc., Senior
             Note
             7.25%, 06/15/07                           Baa               1,259,269
  2,550,000  MCI Worldcom, Inc.
             7.50%, 05/15/11                           A                 2,482,808
  2,550,000  Qwest Capital Funding (b)
             7.75%, 02/15/31                           Baa               2,501,252
  2,075,000  Rogers Wireless, Inc. (b)
             9.63%, 05/01/11                           Baa               2,085,375
    650,000  Sprint Capital Corp.
             5.70%, 11/15/03                           Baa                 647,889
  1,825,000  Sprint Capital Corp.
             7.63%, 06/10/02                           Baa               1,874,855
    700,000  Telephone and Data Systems, Inc.
             7.00%, 08/01/06                           A                   708,462
  1,575,000  US West Communications, Inc.
             6.38%, 10/15/02                           A                 1,595,664
  1,715,000  Vodafone Group, Plc
             7.75%, 02/15/10                           A                 1,801,860
  2,750,000  VoiceStream Wireless Corp. (c)
             0.00%, 11/15/09                           Baa               2,282,500
                                                                    --------------
                                                                        21,241,771
                                                                    --------------

             Transportation - 0.4%
  1,135,000  CSX Corp.
             6.25%, 10/15/08                           Baa               1,098,783
  1,200,000  CSX Corp.
             7.25%, 05/01/04                           Baa               1,241,624
                                                                    --------------
                                                                         2,340,407
                                                                    --------------
             Total Corporate Notes And Bonds                           142,380,684
                                                                    --------------
             (Cost $140,717,288)

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (e) - 7.5%

  3,120,000  Bear Stearns Mortgage Securities,
             Inc., CMO
             7.06%, 06/15/09                           Aaa               3,213,962
    862,417  Bear Stearns Mortgage Securities,
             Inc., Series 1995-1, Class 1A
             6.45%, 05/25/10                           Aaa                 869,386
    156,208  Carco Auto Loan Master Trust,
             Series 1997-1, Class A, CMO
             6.69%, 08/15/04                           Aaa                 156,208

$ 1,575,000  Chase Credit Card Master Trust,
             Series 1997-5, Class A, CMO
             6.19%, 08/15/05                           Aaa          $    1,611,997
  1,300,000  Chase Credit Card Master Trust,
             Series 1999-3, Class B,
             6.95%, 01/15/07                           A                 1,349,985
  1,285,000  Citibank Credit Card Issuance
             Trust, Series 2000-Cl, CMO
             6.88%, 11/15/09                           Aaa               1,330,607
  2,962,572  COMM, Series 1999-1, Class A1, CMO
             6.15%, 02/15/08                           Aaa               2,982,809
  1,000,000  Copelco Capital Funding Corp.,
             Series 1999-A, Class A4
             5.80%, 04/15/03                           Aaa               1,010,446
  2,715,000  CS First Boston Mortgage Securities
             Corp.
             6.04%, 06/15/34                           Aaa               2,728,999
  6,200,000  Ford Motor Credit Co.
             7.60%, 08/01/05                           A                 6,467,369
    148,449  GMAC Commercial Mortgage
             Securities, Inc., Series 1996-C1,
             Class A2A, CMO
             6.79%, 09/15/03                           Aaa                 148,845
    313,402  Green Tree Recreation Equipment &
             Consumer Trust, Series 1997-B,
             Class A1, CMO (d)
             6.55%, 07/15/28                           AAA                 319,845
  2,040,000  GS Mortgage Securities Corp. II
             6.94%, 07/13/30                           Aaa               2,059,594
    334,508  Housing Securities, Inc., Series
             1994-2, Class A-1
             6.50%, 07/25/09                           Aaa                 340,863
  2,000,000  MBNA Master Credit Card Trust, CMO
             6.60%, 12/15/06                           A                 2,057,874
  2,000,000  MBNA Master Credit Card Trust,
             Series 1995-C, Class A
             6.45%, 02/15/08                           Aaa               2,059,422
  1,771,747  Morgan Stanley Dean Witter &
             Co. (b)
             7.43%, 12/03/05                           Aaa               1,862,735
  2,500,000  Residential Funding Mortgage
             Securities I, Series 1999-S7, Class
             A11, CMO
             6.50%, 03/25/29                           Aaa               2,498,175
    118,901  Resolution Trust Corp., Series
             1995-2, Class C-1
             7.45%, 05/25/29                           Baa                 120,350
    700,000  Southwest Gas Corp., Debenture,
             Series F
             9.75%, 06/15/02                           Baa                 726,735
  2,000,000  Texas Utilities Electric Co.
             8.25%, 04/01/04                           A                 2,124,528

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
F-4

                       SELECT INVESTMENT GRADE INCOME FUND

        PORTFOLIO OF INVESTMENTS, CONTINUED - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           Value
  Par Value                                       Moody's Ratings        (Note 2)
------------------------------------------------------------------------------------
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (e) (continued)
$ 1,750,000  Toyota Auto Receivables Grantor
             Trust, CMO
             7.21%, 04/15/07                           Aaa          $    1,834,235
  1,075,706  WFS Financial Owner Trust, Series
             1998-B, Class A4
             6.05%, 04/20/03                           Aaa               1,082,697
                                                                    --------------
             Total Asset-Backed And
             Mortgage-Backed Securities                                 38,957,666
                                                                    --------------
             (Cost $38,129,622)

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%

  2,000,000  Province of Ontario
             7.38%, 01/27/03                           Aa                2,080,732
  1,450,000  Province of Quebec (a)
             5.50%, 04/11/06                           A                 1,428,124
  1,300,000  Province of Quebec
             8.80%, 04/15/03                           A                 1,386,043
                                                                    --------------
             Total Foreign Government
             Obligations                                                 4,894,899
                                                                    --------------
             (Cost $4,784,345)

FOREIGN BONDS - 0.4%

  1,900,000  France Telecom SA (b)
             7.75%, 03/01/11                           A                 1,935,978
                                                                    --------------
             Total Foreign Bonds                                         1,935,978
                                                                    --------------
             (Cost $1,896,342)

COMMERCIAL PAPER (f) - 2.3%

             Banking - 2.3%
 12,000,000  Asap Funding
             3.88%, 07/16/01                           NR               11,980,600
                                                                    --------------
             Total Commercial Paper                                     11,980,600
                                                                    --------------
             (Cost $11,980,600)

Shares
------
INVESTMENT COMPANY - 1.8%

  9,403,835  Marshall Money Market Fund                                  9,403,835
                                                                    --------------
             Total Investment Company                                    9,403,835
                                                                    --------------
             (Cost $9,403,835)
Total Investments - 101.2%                                             527,820,239
                                                                    --------------
(Cost $522,575,721)
Net Other Assets and Liabilities - (1.2)%                               (6,472,010)
                                                                    --------------
Total Net Assets - 100.0%                                           $  521,348,229
                                                                    ==============

----------------------------------

(a) All or a portion of this security is out on loan at June 30, 2001; the value of the securities loaned amounted to $81,331,126. The value of collateral amounted to $83,282,315 which consisted of cash equivalents.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2001, these securities amounted to $16,309,782 or 3.1% of net assets.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(d) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(e)  Pass Through Certificates.
(f)  Effective yield at time of purchase.
CMO  Collateralized Mortgage Obligation

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 2001, the aggregate cost of investment securities for tax purposes was $523,223,189. Net unrealized appreciation (depreciation) aggregated $4,597,050, of which $7,584,375 related to appreciated investment securities and $(2,987,325) related to depreciated investment securities.

OTHER INFORMATION
For the six months ended June 30, 2001, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $196,975,891 and $212,308,996 of non-governmental issuers, respectively, and $216,984,421 and $128,294,473 of U.S. Government and Agency issuers, respectively.

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

       Moody's Rating
Aaa                    65.9
Aa                      2.0
A                      11.3
Baa                    15.5
Ba                      1.1
NR (Not Rated)          2.3
                       ----
                       98.1%
                       ====
        S&P Ratings
Aaa                     0.1
                       ----
                        0.1%
                       ====

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                MONEY MARKET FUND

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           Value
  Par Value                                               (Note 2)
---------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATION - 2.0%

             Fannie Mae - 2.0%
$10,000,000  3.90%, 08/01/01                           $    9,965,333
                                                       --------------
             Total U.S. Government and Agency
             Obligation                                     9,965,333
                                                       --------------
             (Cost $9,965,333)

CORPORATE NOTES - 60.3%

             Automotive - 3.8%
  2,000,000  Ford Motor Credit Corp.(a)
             4.51%, 01/22/02                                1,999,282
  3,905,000  Ford Motor Credit Corp.
             7.00%, 09/25/01                                3,923,169
  5,000,000  General Motors Acceptance Corp.
             5.50%, 12/15/01                                5,016,673
  6,650,000  General Motors Corp.
             5.50%, 01/10/02                                6,653,772
  1,055,000  General Motors Corp.
             5.50%, 01/14/02                                1,055,968
                                                       --------------
                                                           18,648,864
                                                       --------------
             Banking - 21.8%
 11,500,000  African Development Bank
             7.75%, 12/15/01                               11,549,328
  5,000,000  Bank One Corp.
             7.00%, 03/25/02                                5,072,277
  5,000,000  Bank One NA Illinois
             6.80%, 09/14/01                                4,999,792
  7,000,000  Citigroup, Inc.
             7.45%, 06/06/02                                7,215,165
 10,000,000  First Tennessee Bank(a)
             3.92%, 08/02/01                               10,000,000
 10,000,000  First Union National Bank(a)
             4.04%, 07/27/01                                9,999,984
  5,000,000  Firstar Bank NA
             4.50%, 04/18/02                                4,996,069
  5,000,000  Firstar Corp.
             6.35%, 07/13/01                                4,998,944
  2,870,000  FleetBoston Financial Corp.
             6.13%, 03/15/02                                2,897,847
  1,000,000  Key Bank National Association(a)
             4.01%, 08/13/01                                  999,984
  5,000,000  Key Bank National Association(a)
             4.06%, 05/16/02                                4,956,350
 20,000,000  Marshall & Isley Bank(a)
             3.89%, 03/21/02                               19,998,871
  7,400,000  Midlantic Corp.
             9.20%, 08/01/01                                7,429,896
 10,000,000  National City Bank of Cleveland
             6.98%, 08/02/01                                9,999,656
  2,500,000  Southtrust Bank NA
             4.27%, 04/29/02                                2,502,490
                                                       --------------
                                                          107,616,653
                                                       --------------
             Financial Services - 11.9%
 20,000,000  Abacas Investment, Ltd.(a)
             3.90%, 09/25/01                               20,000,000
  2,000,000  Countrywide Funding Corp.
             7.55%, 08/24/01                                2,011,039
 10,000,000  Countrywide Home Loans, Inc., MTN(a)
             4.96%, 10/03/01                               10,000,000
 13,000,000  Household Finance Corp., MTN(a)
             4.02%, 10/16/01                               13,000,000
  5,000,000  Links Finance LLC, MTN(a)(c)
             3.75%, 03/28/02                                5,000,000
  5,360,000  Textron Financial Corp.(a)
             4.99%, 03/18/02                                5,360,880
  3,000,000  Textron Financial Corp., MTN(a)
             4.61%, 10/26/01                                3,001,796
                                                       --------------
                                                           58,373,715
                                                       --------------

             Heavy Machinery - 2.3%
  3,700,000  Caterpillar Financial Services Corp.(a)
             4.19%, 05/21/02                                3,705,623
  7,500,000  Caterpillar Financial Services Corp.(a)
             4.20%, 07/08/02                                7,511,522
                                                       --------------
                                                           11,217,145
                                                       --------------

             Industrial - Diversified - 0.4%
  2,000,000  General Electric Co.
             7.00%, 03/01/02                                2,040,016
                                                       --------------

             Insurance - 2.4%
  6,500,000  Prudential Funding LLC, MTN(a)
             4.09%, 09/13/01                                6,502,131
  3,500,000  Transamerica Finance Corp.
             6.13%, 11/01/01                                3,492,487
  2,000,000  Transamerica Finance Corp.
             6.38%, 11/15/01                                2,005,072
                                                       --------------
                                                           11,999,690
                                                       --------------

             Securities Broker - 17.0%
  5,000,000  Bear Stearns Cos., Inc.(a)
             4.17%, 05/23/02                                5,005,139
 15,000,000  Bear Stearns Cos., Inc.
             4.35%, 05/17/02                               15,000,000
  5,000,000  Bear Stearns Cos., Inc.
             5.22%, 02/12/02                                5,000,000
 10,843,000  Donaldson, Lufkin & Jenrette, Inc.
             5.88%, 04/01/02                               10,922,005
 15,000,000  Goldman Sachs Group, Inc.(a)(c)
             3.80%, 03/21/02                               15,000,000
  5,000,000  Goldman Sachs Group, Inc.
             4.73%, 09/25/01                                5,000,000
  4,110,000  Lehman Brothers Holdings, Inc.(a)
             5.78%, 04/02/02                                4,136,931
  1,000,000  Lehman Brothers Holdings, Inc.
             6.38%, 05/07/02                                1,014,577
  1,700,000  Merrill Lynch & Co., Inc.(a)
             4.01%, 01/08/02                                1,699,521
 10,000,000  Merrill Lynch & Co., Inc.(a)
             4.35%, 11/09/01                               10,003,197


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
F-6

                                MONEY MARKET FUND

        PORTFOLIO OF INVESTMENTS, CONTINUED - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           Value
  Par Value                                               (Note 2)
---------------------------------------------------------------------
             Securities Broker (continued)
$ 1,000,000  Merrill Lynch & Co., Inc.
             6.98%, 08/07/01                           $    1,000,742
 10,000,000  Morgan Stanley Dean Witter & Co.(a)
             4.01%, 08/15/01                               10,000,000
                                                       --------------
                                                           83,782,112
                                                       --------------

             Telephone Systems - 0.7%
  3,250,000  Verizon Global Funding(a)
             3.85%, 03/21/02                                3,251,564
                                                       --------------
             Total Corporate Notes                        296,929,759
                                                       --------------
             (Cost $296,929,759)

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.9%

  4,437,136  Merrill Lynch Mortgage Investors, Inc.
             6.68%, 11/27/01                                4,437,136
                                                       --------------
             Total Asset-Backed and
             Mortgage-Backed Securities                     4,437,136
                                                       --------------
             (Cost $4,437,136)

COMMERCIAL PAPER(b) - 27.2%
             Advertising - 1.3%
  5,000,000  Omnicom Capital, Inc.(c)
             4.11%, 08/10/01                                4,976,596
  1,500,000  Omnicom Capital, Inc.(c)
             4.60%, 10/29/01                                1,476,809
                                                       --------------
                                                            6,453,405
                                                       --------------
             Automotive - 3.0%
 14,541,000  Dollar Thrifty Funding
             4.00%, 07/27/01                               14,497,377
                                                       --------------

             Banking - 0.3%
  1,230,000  First Express Funding(c)
             5.20%, 08/16/01                                1,221,650
                                                       --------------

             Education - 2.2%
  4,000,000  Long Island College Hospital
             3.81%, 10/15/01                                3,954,703
  6,700,000  Long Island College Hospital
             5.25%, 07/12/01                                6,688,275
                                                       --------------
                                                           10,642,978
                                                       --------------
             Electric Utilities - 6.2%
  7,525,000  NSTAR
             3.99%, 07/30/01                                7,499,979
  5,549,000  Oglethorpe Power Corp.(c)
             3.79%, 08/06/01                                5,527,385
 12,614,000  Oglethorpe Power Corp.(c)
             4.03%, 07/23/01                               12,581,523
  5,000,000  Oglethorpe Power Corp.(c)
             4.05%, 07/10/01                                4,994,375
                                                       --------------
                                                           30,603,262
                                                       --------------
             Financial Services - 7.2%
  5,000,000  High Peak Funding LLC(c)
             3.70%, 07/30/01                                4,984,583
  6,800,000  High Peak Funding LLC(c)
             4.84%, 09/04/01                                6,739,661
  5,400,000  High Peak Funding LLC(c)
             5.12%, 08/15/01                                5,364,672
  6,631,000  Westways Funding III, Ltd.(c)
             3.85%, 07/20/01                                6,616,817
  5,000,000  Westways Funding III, Ltd.(c)
             4.70%, 07/13/01                                4,991,514
  6,945,000  Westways Funding IV, Ltd.(c)
             3.97%, 07/13/01                                6,935,044
                                                       --------------
                                                           35,632,291
                                                       --------------

             Financial
             Services - Diversified - 2.0%
 10,000,000  Household Finance Corp.
             3.98%, 07/11/01                                9,987,839
                                                       --------------

             Forest Products & Paper - 2.0%
  5,000,000  Jefferson Smurfit Financial
             4.00%, 07/09/01                                4,995,000
  5,000,000  Jefferson Smurfit Financial
             4.00%, 07/12/01                                4,993,333
                                                       --------------
                                                            9,988,333
                                                       --------------

             Heavy Machinery - 3.0%
 10,000,000  The Stanley Works
             3.88%, 08/13/01                                9,952,578
  5,000,000  The Stanley Works(c)
             4.05%, 07/06/01                                4,996,625
                                                       --------------
                                                           14,949,203
                                                       --------------
             Total Commercial Paper                       133,976,338
                                                       --------------
             (Cost $133,976,338)

CERTIFICATES OF DEPOSIT - 4.8%

  5,000,000  Associated Bank of Green Bay
             5.64%, 07/16/01                                5,000,021
 15,000,000  Associated Bank of Illinois
             6.86%, 09/14/01                               14,999,408
  1,500,000  Bayerische Landesbank NY, Yankee CD
             3.86%, 09/19/01                                1,499,845
  2,000,000  Dresdner Bank NY
             6.99%, 07/13/01                                2,000,483
                                                       --------------
             Total Certificates Of Deposit                 23,499,757
                                                       --------------
             (Cost $23,499,757)

MUNICIPAL OBLIGATIONS - 2.9%

  6,500,000  New York City Municipal
             3.97%, 08/14/01                                6,500,000
  8,000,000  New York Dormitory Authority
             6.75%, 10/01/01                                8,055,840
                                                       --------------
             Total Municipal Obligations                   14,555,840
                                                       --------------
             (Cost $14,555,840)


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
F-7

                                MONEY MARKET FUND

        PORTFOLIO OF INVESTMENTS, CONTINUED - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           Value
     Shares                                               (Note 2)
---------------------------------------------------------------------
INVESTMENT COMPANIES - 3.0%

  9,855,472  Provident Temp Fund                       $    9,855,473
  5,129,005  Scudder Institutional Money Market Fund        5,129,005
                                                       --------------
             Total Investment Companies                    14,984,478
                                                       --------------
             (Cost $14,984,478)
Total Investments - 101.1%                                498,348,641
                                                       --------------
(Cost $498,348,641)
Net Other Assets and Liabilities - (1.1)%                  (5,578,914)
                                                       --------------
Total Net Assets - 100.0%                              $  492,769,727
                                                       --------------

----------------------------------

(a) Variable rate security. The rate shown reflects rate in effect at June 30, 2001.
(b)  Effective yield at time of purchase.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2001, these securities amounted to $91,407,254 or 18.6% of net assets.
MTN  Medium Term Note

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 2001, the aggregate cost of investment securities for tax purposes was $498,348,641.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

  STATEMENTS OF ASSETS AND LIABILITIES (IN 000'S) - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                               Select
                                          Investment Grade
                                               Income       Money Market
                                                Fund            Fund
------------------------------------------------------------------------
ASSETS:
Investments:
  Investments at cost...................  $        522,576  $    498,349
  Net unrealized appreciation...........             5,244            --
                                          ----------------  ------------
    Total investments at value..........           527,820       498,349


Cash....................................                 2            39
Short-term investments held as
collateral for securities loaned........            83,282            --
Receivable for investments sold.........            10,794            --
Receivable for shares sold..............               477         7,202
Interest and dividend receivables.......             6,475         4,993
                                          ----------------  ------------
    Total Assets........................           628,850       510,583
                                          ----------------  ------------
LIABILITIES:
Payable for investments purchased.......            22,942        15,909
Collateral for securities loaned........            83,282            --
Advisory fee payable....................               180           124
Trustees' fees and expenses payable.....                 5             1
Payable to custodian....................                12             9
Payable for shares repurchased..........             1,007         1,723
Accrued expenses and other payables.....                74            47
                                          ----------------  ------------
    Total Liabilities...................           107,502        17,813
                                          ----------------  ------------

NET ASSETS..............................  $        521,348  $    492,770
                                          ================  ============
NET ASSETS consist of:
Paid-in capital.........................  $        529,161  $    492,922
Distribution in excess of net investment
income..................................              (719)           --
Accumulated (distribution in excess of)
net realized gain (loss) on investments
sold....................................           (12,339)         (152)
Net unrealized appreciation of on
investments sold........................             5,245            --
                                          ----------------  ------------
TOTAL NET ASSETS........................  $        521,348  $    492,770
                                          ================  ============
Shares of beneficial interest
outstanding
(unlimited authorization, par value of
$0.001 per share) (in 000's)............           479,498       492,924
NET ASSET VALUE,
Offering and redemption price per share
(Net Assets/Shares Outstanding).........  $          1.087  $      1.000
                                          ================  ============

--------------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

    STATEMENTS OF OPERATIONS (IN 000'S) - FOR THE SIX MONTHS ENDED JUNE 30,
                                2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                               Select
                                          Investment Grade
                                               Income       Money Market
                                                Fund            Fund
------------------------------------------------------------------------
INVESTMENT INCOME
  Interest..............................  $         15,714  $     13,219
  Securities lending income.............                67            --
                                          ----------------  ------------
    Total investment income.............            15,781        13,219
                                          ----------------  ------------
EXPENSES
  Investment advisory fees..............             1,015           730
  Custodian and Fund accounting fees....                55            50
  Legal fees............................                 3             4
  Audit fees............................                11            11
  Trustees' fees and expenses...........                 5             7
  Reports to shareholders...............                42            52
  Insurance.............................                 1            --
  Miscellaneous.........................                 2             3
                                          ----------------  ------------
    Total expenses......................             1,134           857
                                          ----------------  ------------
NET INVESTMENT INCOME...................            14,647        12,362
                                          ----------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized gain on investments
  sold..................................             2,513            47
  Net change in unrealized
  (depreciation) of investments.........            (2,766)           --
                                          ----------------  ------------
NET GAIN (LOSS) ON INVESTMENTS..........              (253)           47
                                          ----------------  ------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................  $         14,394  $     12,409
                                          ================  ============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

                 STATEMENTS OF CHANGES IN NET ASSETS (IN 000'S)
--------------------------------------------------------------------------------

                                   Select Investment Grade               Money Market
                                         Income Fund                         Fund
----------------------------------------------------------------------------------------------
                                Six Months Ended   Year Ended   Six Months Ended   Year Ended
                                 June 30, 2001    December 31,   June 30, 2001    December 31,
                                  (Unaudited)         2000        (Unaudited)         2000
----------------------------------------------------------------------------------------------
NET ASSETS at beginning of
period........................  $        445,609  $    240,541  $        457,912  $    513,606
                                ----------------  ------------  ----------------  ------------

Increase (decrease) in net
assets resulting from operations:
    Net investment income.....            14,647        21,889            12,362        26,273
    Net realized gain (loss)
    on investments sold.......             2,513        (7,322)               47          (102)
    Net change in unrealized
    appreciation
    (depreciation) of
    investments...............            (2,766)       17,454                --            --
                                ----------------  ------------  ----------------  ------------
    Net increase in net assets
    resulting from
    operations................            14,394        32,021            12,409        26,171
                                ----------------  ------------  ----------------  ------------

Distributions to shareholders
from:
    Net investment income.....           (14,898)      (21,948)          (12,362)      (26,273)
                                ----------------  ------------  ----------------  ------------
      Total distributions.....           (14,898)      (21,948)          (12,362)      (26,273)
                                ----------------  ------------  ----------------  ------------

Capital share transactions:
    Net proceeds from sales of
    shares....................            78,247        30,984         1,160,364     2,405,587
    Value of shares issued in
    exchange for the net
    assets of Select Income
    Fund (Note 9).............                --       181,876                --            --
    Value of shares issued in
    exchange for the net
    assets of The Fulcrum
    Trust Strategic Income
    Portfolio (Note 9)........                --         1,281                --            --
    Issued to shareholders in
    reinvestment of
    distributions.............            14,898        21,948            12,362        26,273
    Cost of shares
    repurchased...............           (16,902)      (41,094)       (1,137,915)   (2,487,452)
                                ----------------  ------------  ----------------  ------------
      Net increase (decrease)
      from capital share
      transactions............            76,243       194,995            34,811       (55,592)
                                ----------------  ------------  ----------------  ------------
      Total increase
      (decrease) in net
      assets..................            75,739       205,068            34,858       (55,694)
                                ----------------  ------------  ----------------  ------------

NET ASSETS at end of period...  $        521,348  $    445,609  $        492,770  $    457,912
                                ================  ============  ================  ============

Undistributed (distribution in
excess of) net investment
income (loss).................  $           (719) $        (68) $             --  $         --
                                ================  ============  ================  ============

OTHER INFORMATION:
Share transactions:
    Sold......................            71,089        24,652         1,160,364     2,405,587
    Issued in exchange for the
    shares of Select Income
    Fund (Note 9).............                --       173,465                --            --
    Issued in exchange for the
    shares of The Fulcrum
    Trust Strategic Income
    Portfolio (Note 9)........                --         1,222                --            --
    Issued to shareholders in
    reinvestment of
    distributions.............            13,626        20,610            12,362        26,273
    Repurchased...............           (15,352)      (38,731)       (1,137,915)   (2,487,452)
                                ----------------  ------------  ----------------  ------------
      Net increase (decrease)
      in shares outstanding...            69,363       181,218            34,811       (55,592)
                                ================  ============  ================  ============


--------------------------------------------------------------------------------
F-11

                           ALLMERICA INVESTMENT TRUST

     FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                     Income from Investment Operations                     Less Distributions
              ------------------------------------------------  ----------------------------------------
                                     Net Realized
                 Net                      and                               Distributions
                Asset                 Unrealized                Dividends     from Net
                Value       Net       Gain (Loss)   Total from   from Net     Realized
 Year Ended   Beginning  Investment       on        Investment  Investment     Capital         Total
December 31,  of Period    Income     Investments   Operations    Income        Gains      Distributions
------------  ---------  ----------  -------------  ----------  ----------  -------------  -------------
 Select
Investment
Grade Income
Fund(1)
    2001(a)    $1.086      $0.032(2)    $ 0.002      $ 0.034     $(0.033)      $    --        $(0.033)
    2000        1.051       0.070         0.035        0.105      (0.070)           --         (0.070)
    1999        1.132       0.068        (0.079)      (0.011)     (0.069)       (0.001)        (0.070)
    1998        1.112       0.067         0.020        0.087      (0.067)           --         (0.067)
    1997        1.084       0.071         0.028        0.099      (0.071)           --         (0.071)
    1996        1.117       0.070        (0.033)       0.037      (0.070)           --         (0.070)
Money Market
    Fund
    2001(a)    $1.000      $0.026       $    --      $ 0.026     $(0.026)      $    --        $(0.026)
    2000        1.000       0.062            --        0.062      (0.062)           --         (0.062)
    1999        1.000       0.051            --        0.051      (0.051)           --         (0.051)
    1998        1.000       0.054            --        0.054      (0.054)           --         (0.054)
    1997        1.000       0.053            --        0.053      (0.053)           --         (0.053)
    1996        1.000       0.052            --        0.052      (0.052)           --         (0.052)

--------------------------------------------------------------------------------

*    Annualized.
**   Not Annualized.
(a)  For the six months ended June 30, 2001.
(1) The Select Investment Grade Income Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the six months ended June 30, 2001 was a decrease in net investment income per share by $0.001, an increase in net realized and unrealized gains and losses per share by $0.001 and a decrease of the ratio of net investment income to average net assets from 6.16% to 5.99%. Per share data and ratio/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(2)  Computed using average shares outstanding throughout the period.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

                           ALLMERICA INVESTMENT TRUST

                                                           Ratios/Supplemental Data
                                     --------------------------------------------------------------------
                                                              Ratios To Average Net Assets
                 Net                           ----------------------------------------------------------
               Increase
              (Decrease)  Net Asset            Net Assets
                  in        Value                End of       Net                                          Portfolio
 Year Ended   Net Asset    End of     Total      Period    Investment                                      Turnover
December 31,    Value      Period     Return    (000's)      Income    Operating Expenses  Management Fee    Rate
------------  ----------  ---------  --------  ----------  ----------  ------------------  --------------  ---------
 Select
Investment
Grade Income
Fund(1)
    2001(a)    $ 0.001     $1.087       3.10%**  $521,348       5.99%*            0.46%*           0.42%*       70%**
    2000         0.035      1.086      10.31%     445,609       6.53%             0.49%            0.42%       159%
    1999        (0.081)     1.051      (0.97)%    240,541       6.22%             0.50%            0.43%        75%
    1998         0.020      1.132       7.97%     230,623       6.01%             0.52%            0.43%       158%
    1997         0.028      1.112       9.45%     189,503       6.48%             0.51%            0.41%        48%
    1996        (0.033)     1.084       3.56%    1 57,327       6.50%             0.52%            0.40%       108%
Money Market
    Fund
    2001(a)    $    --     $1.000       2.63%**  $492,770       5.22%*            0.36%*           0.31%*      N/A
    2000            --      1.000       6.40%    457,912        6.19%             0.31%            0.26%       N/A
    1999            --      1.000       5.19%    513,606        5.09%             0.29%            0.24%       N/A
    1998            --      1.000       5.51%    336,253        5.36%             0.32%            0.26%       N/A
    1997            --      1.000       5.47%    260,620        5.33%             0.35%            0.27%       N/A
    1996            --      1.000       5.36%    217,256        5.22%             0.34%            0.28%       N/A

-----------------------------------------------------------------------------

*    Annualized.
**   Not Annualized.
(a)  For the six months ended June 30, 2001.
(1) The Select Investment Grade Income Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the six months ended June 30, 2001 was a decrease in net investment income per share by $0.001, an increase in net realized and unrealized gains and losses per share by $0.001 and a decrease of the ratio of net investment income to average net assets from 6.16% to 5.99%. Per share data and ratio/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(2)  Computed using average shares outstanding throughout the period.

--------------------------------------------------------------------------------
F-13

                           ALLMERICA INVESTMENT TRUST

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1.  ORGANIZATION

Allmerica Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 ("the 1940 Act"), as amended, as an open-end, diversified management investment company established as a Massachusetts business trust. The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts offered by insurance companies, (ii) certain qualified pension and retirement plans, as permitted by Treasury Regulations; and (iii) life insurance companies and advisers to the Portfolios and their affiliates. The Trust is comprised of fourteen managed investment portfolios. The accompanying financial statements and financial highlights are those of the Select Investment Grade Income Fund and Money Market Fund (individually a "Portfolio", collectively, the "Portfolios").

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

SECURITY VALUATION: Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued by an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost. The investments of the Money Market Fund are valued utilizing the amortized cost valuation method, permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded as of trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Income distributions earned by the Portfolios from investments in certain investment companies are recorded as interest income in the accompanying financial statements.

CHANGE IN ACCOUNTING PRINCIPLE: Effective January 1, 2001, the Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to January 1, 2001, the Portfolios did not amortize premiums, and certain discounts were amortized using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Portfolios, but resulted in the following reclassification of the components of net assets as of January 1, 2001, based on securities held by the Portfolio as of that date:

                                                Net Unrealized         Accumulated Undistributed
                                          Appreciation/(Depreciation)    Net Investment Income
------------------------------------------------------------------------------------------------
Select Investment Grade Income Fund                $400,251                    $(400,251)

--------------------------------------------------------------------------------
F-14

                           ALLMERICA INVESTMENT TRUST

--------------------------------------------------------------------------------

The effect of this change for the six months ended June 30, 2001 was to increase / (decrease) net investment income and increase / (decrease) net unrealized appreciation by the following reclassifications. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

                                           Net Unrealized         Accumulated Undistributed  Accumulated Undistributed
                                     Appreciation/(Depreciation)    Net Investment Income    Net Realized Gain/(Loss)
----------------------------------------------------------------------------------------------------------------------
Select Investment Grade Income Fund           $247,560                    $(500,254)                 $252,694

FEDERAL INCOME TAXES: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. Each Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Portfolio will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Portfolio will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and reinvested daily for the Money Market Fund, and are declared and distributed quarterly for the Select Investment Grade Income Fund. The Portfolios declare and distribute all net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on ex-dividend date. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses, including "Post-October Losses" and losses deferred due to wash sales; and permanent differences due to differing treatments for paydown gains/losses on mortgage-backed securities and market discount. Any taxable income or gain remaining at fiscal year end is distributed in the following year. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

FUTURES CONTRACTS: The Select Investment Grade Income Fund may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or the change in value of a specified financial index over a predetermined time period. Cash or securities are deposited with the brokers in order to establish and maintain a position. Subsequent payments made or received by the Portfolio based on the daily change in the market value of the position are recorded as unrealized gain or loss until the contract is closed out, at which time the gain or loss is realized.

SECURITIES LENDING: Each Portfolio, using Investors Bank & Trust Company ("IBT") as its lending agent, may loan securities to brokers and dealers in exchange for negotiated lenders' fees. These fees are disclosed as "securities lending income" in the Statements of Operations. Each applicable Portfolio receives collateral against the loaned securities which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. Collateral received is generally cash, and is invested in short term investments. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral. Information regarding the value of the securities loaned and the value of the collateral at period end is included under the caption "Other Information" at the end of each applicable Portfolio's schedule of investments.

--------------------------------------------------------------------------------
F-15

                           ALLMERICA INVESTMENT TRUST

--------------------------------------------------------------------------------

EXPENSES: Expenses directly attributed to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

FORWARD COMMITMENTS: The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

REPURCHASE AGREEMENTS: Each Portfolio may engage in repurchase agreement transactions with institutions that the Sub-Adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each Portfolio requires that the securities purchased in a repurchase agreement transaction be transferred to the Trust's Custodian in a manner that is intended to enable the Portfolio to obtain those securities in the event of a counterparty default. The Sub-Adviser monitors the value of the securities, including accrued interest, daily to ensure that the value of the collateral equals or exceeds amounts due under the repurchase agreement. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

3.  INVESTMENT MANAGEMENT, ADMINISTRATION, AND OTHER RELATED PARTY TRANSACTIONS

Allmerica Financial Investment Management Services, Inc. (the "Manager"), a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), serves as investment manager and administrator to the Trust. Under the terms of the management agreement, the Portfolios pay a management fee, calculated daily and payable monthly, at an annual rate based upon the following fee schedules:

                                     Percentage of Average Daily Net Assets
                                     --------------------------------------
                                        First        Next          Over
Portfolio                            $50,000,000  $50,000,000  $100,000,000
---------------------------------------------------------------------------
Select Investment Grade Income Fund       0.50%        0.45%         0.40%

                                   First          Next          Next          Over
Portfolio                       $100,000,000  $400,000,000  $250,000,000  $750,000,000
--------------------------------------------------------------------------------------
Money Market Fund                     0.35%         0.30%         0.25%         0.20%

The Manager has entered into Sub-Adviser Agreements for the management of the investments of each Portfolio. The Manager is solely responsible for the payment of all fees to the Sub-Adviser. The Sub-Adviser for each Portfolio is Allmerica Asset Management, Inc., a wholly-owned subsidiary of First Allmerica.

IBT provides portfolio accounting and custody services to the Trust and receives fees and reimbursement of certain out-of-pocket expenses for its services from the Trust. The Manager has entered into an Administrative Services Agreement with IBT, whereby IBT performs certain administrative services for the Portfolios and is entitled to receive an administrative fee and certain out-of-pocket expenses. The Manager is solely responsible for the payment of the administrative fee to IBT. The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trustees, and receive quarterly meeting and retainer fees for their services. Such amounts are paid by the Trust.

--------------------------------------------------------------------------------
F-16

                           ALLMERICA INVESTMENT TRUST

--------------------------------------------------------------------------------

4.  REIMBURSEMENT OF EXPENSES AND WAIVER OF FEES

In the event normal operating expenses, excluding taxes, interest, broker commissions, and extraordinary expenses, but including the management fee, exceed 1.00% and 0.60% of average net assets for the Select Investment Grade Income Fund and the Money Market Fund, respectively, the Manager will voluntarily reimburse fees and any expenses in excess of the expense limitation. Expense limitations may be removed or revised at any time after a Portfolio's first fiscal year of operations without prior notice to existing shareholders.

5.  SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolios, each without a par value.

6.  FOREIGN SECURITIES

Each Portfolio may purchase securities of foreign issuers. The Money Market Fund may invest in only U.S. dollar denominated foreign securities. Investing in foreign securities involves special risks not typically associated with investing in securities of U.S. issuers. The risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

7.  FINANCIAL INSTRUMENTS

Investing in certain financial instruments including futures transactions involves risk other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include the potential for an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under terms of the contracts.

8.  PLAN OF SUBSTITUTION

An order has been issued by the Securities and Exchange Commission ("SEC") approving the substitution at the separate account level of shares of the Allmerica Investment Trust Select Investment Grade Income Fund ("SIGIF") for all of the shares of the Allmerica Investment Trust Select Income Fund ("SIF") and all of the shares of The Fulcrum Trust Strategic Income Portfolio ("Fulcrum Strategic"), another fund managed by Allmerica Financial Investment Management Services, Inc. To the extent required by law, approvals of the substitutions were also obtained from state insurance regulators in certain jurisdictions. The effect of the substitutions was to replace SIF shares and Fulcrum Strategic shares with SIGIF shares. The substitutions were effective on July 1, 2000.

On July 1, 2000, SIGIF shares were substituted for all of the shares of SIF and all of the shares of Fulcrum Strategic. The substitutions were accomplished by an exchange of 174,686,958 shares of SIGIF for the 191,246,857 shares then outstanding (each valued at $0.951) of SIF and for the 134,606 shares then outstanding (each valued at $9.52) of Fulcrum Strategic. The substitutions qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the Portfolios or the separate account level of shares. SIF's net assets and Fulcrum Strategic's net assets, including $4,795,620 and $46,607, respectively, of unrealized depreciation, were combined with SIGIF for total net assets after the substitutions of $425,857,321.

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                           ALLMERICA INVESTMENT TRUST

                             REGULATORY DISCLOSURES
--------------------------------------------------------------------------------

The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolio and are not authorized for distribution to prospective investors in the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company unless accompanied or preceded by effective prospectuses for the flexible premium variable life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company and Allmerica Investment Trust which include important information related to charges and expenses.

                                 CLIENT NOTICES
--------------------------------------------------------------------------------
This report includes financial statements for Allmerica Investment Trust. It does not include financial statements for the separate accounts.

If you would like to request additional copies of this report, please contact either your Allmerica Financial representative or call 1-800-828-0540.

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

                                    [LOGO]
                                   ALLMERICA
                                    FINANCIAL(R)

                       THE ALLMERICA FINANCIAL COMPANIES
                       ---------------------------------
  First Allmerica Financial Life Insurance Company . Allmerica Financial Life Insurance and Annuity Company (all states except NY) Allmerica Trust Company, N.A. . Allmerica Investments, Inc. . Allmerica Investment Management Company, Inc. . Financial Profiles, Inc. The Hanover Insurance Company . AMGRO, Inc.
 . Allmerica Financial Alliance Insurance Company . Allmerica Asset Management, Inc. Allmerica Financial Benefit Insurance Company . Citizens Insurance Company
                     of America . Citizens Management Inc.

              440 Lincoln Street, Worcester, Massachusetts 01653